[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Premium Bond Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

PREMIUM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Premium Bond seeks a high level of income by investing primarily in non-money market debt securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers invest primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

    The fund managers primarily invest in quality debt securities, that is, securities rated in the four highest categories by independent rating organizations. However, the fund managers may invest up to 15% of the fund's assets in fifth-category-rated securities. The fund managers also may invest in unrated securities if the fund managers determine that they are of equivalent credit quality.

    The fund managers pay close attention to the interest rate sensitivity of the fund's portfolio. Weighted average maturity is one of the tools they use to gauge how much the value of the fund will change if interest rates change. The higher the weighted average maturity number, the more the value of the fund will change if interest rates change. The weighted average maturity of the fund's portfolio must be three and one-half years or longer.
    During periods of rising interest rates, the fund managers may adopt a shorter portfolio maturity in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

    Additional information about Premium Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  When interest rates change, the fund's share value will be affected.
       Generally, when interest rates rise, the fund's share value will decline.
       The opposite is true when interest rates decline. This interest rate risk is higher for Premium Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *  The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

    *  The fund may invest in debt securities backed by mortgages or assets such as credit card receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

    *  The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, the funds that have higher potential income have higher potential loss.

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency.

    In summary, Premium Bond is designed for investors who want a bond fund with the potential for a higher level of income than is generally provided by money market or short-term bond funds. Investors in the fund must be prepared, however, to weather the generally greater price volatility associated with the longer-term debt securities that the fund buys.

Premium Bond                                  American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Premium Bond's shares for each full calendar year since the fund's inception on April 1,
    1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000       11.06%
    1999       -1.17%
    1998        7.85%
    1997        8.85%
    1996        2.73%
    1995       20.10%
    1994       -4.10%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Premium Bond              6.82% (2Q 1995)         -3.47% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. It consists of the Lehman Government/Corporate
    Index and the Lehman Mortgage-Backed Securities Index and reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues and mortgage-backed securities. For current performance information, including yields, please call us or access our Web site.

                             1 YEAR      5 YEARS      LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Premium Bond          11.06%      5.77%           6.20%
        Lehman Aggregate
           Bond Index         11.63%      6.46%           6.74%

        (1) The inception date for Premium Bond is April 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                 0.45%
         Distribution and Service (12b-1) Fees          None
         Other Expenses                                 0.00%(1)
         Total Annual Fund Operating Expenses           0.45%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years      5 years      10 years
              $46          $144         $252          $566

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified on the following page is the portfolio manager for the Premium Bond team:

Premium Bond                                                   Fund Profile

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the Premium Bond team since June 1995. He joined American Century in 1990 as an Investment Analyst and was promoted in 1994 to Portfolio Manager. He has a bachelor of arts from the University of Delaware and an MPA from
    Syracuse University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $100,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends of net income are declared and available for redemption daily.
    They will be paid monthly on the last Friday of each month. Premium Bond pays distributions of realized capital gains, if any, once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23601   0101             (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Premium Government Reserve Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

PREMIUM GOVERNMENT RESERVE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Premium Government Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund earns its income by investing in very short-term U.S. government securities. These securities may include direct obligations of the United
    States, such as Treasury bills, notes and bonds. They may also include obligations, such as mortgage-related securities, issued or guaranteed by agencies and instrumentalities of the U.S. government.

    Additional information about Premium Government Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *  Because very short-term U.S. government securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Premium Government
    Reserve's shares for each full calendar year since the fund's inception on
    April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000      6.04%
    1999      4.78%
    1998      5.15%
    1997      5.20%
    1996      5.10%
    1995      5.63%
    1994      3.90%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                 Lowest
    ---------------------------------------------------------------------------
    Premium Government
    Reserve                     1.56% (3Q 2000)         0.69% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank. For current performance information, including yields, please call us or access our Web site.

                                        1 YEAR     5 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Premium Government Reserve      6.04%       5.25%           4.88%
        90-Day Treasury Bill Index      5.99%       5.18%           4.92%

        (1) The inception date for Premium Government Reserve is April 1, 1993.

Premium Government Reserve                    American Century Investments

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                0.45%
         Distribution and Service (12b-1) Fees         None
         Other Expenses                                0.00%(1)
         Total Annual Fund Operating Expenses          0.45%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years       5 years       10 years
              $46          $144          $252           $566

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager for the Premium Government Reserve team:

    BETH BUNNELL HUNTER, Portfolio Manager, has been a member of the team that manages Premium Government Reserve since joining American Century in July
    1999. Before joining American Century, she worked for Calvert Asset
    Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a
    Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $100,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Government
    Reserve for shares in nearly 70 other mutual funds offered by American
    Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Premium Government Reserve                                     Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. They will be paid monthly on the last Friday of each month. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23600  0101              (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Premium Capital Reserve Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

January 29, 2001
Investor Class

[american century logo (reg.sm)]
American Century

PREMIUM CAPITAL RESERVE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Premium Capital Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund earns its income by investing in high-quality, cash-equivalent securities. These securities include short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

    Additional information about Premium Capital Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
       other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *  Because high-quality, cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Premium Capital
    Reserve's shares for each full calendar year since the fund's inception on
    April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data shown in bar chart]

    Calendar Year-By-Year Returns

    2000      6.20%
    1999      4.93%
    1998      5.29%
    1997      5.31%
    1996      5.16%
    1995      5.70%
    1994      3.97%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Premium Capital
    Reserve                   1.59% (4Q 2000)         0.72% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. It is derived from secondary market interest rates as published by the Federal Reserve Bank. For current performance information, including yields, please call us or access our Web site.

                                     1 YEAR      5 YEARS       LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2000)

        Premium Capital Reserve       6.20%       5.38%           4.98%
        90-Day Treasury Bill Index    5.99%       5.18%           4.92%

        (1) The inception date for Premium Capital Reserve is April 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    *  to exchange into the Investor Class shares of other American Century funds

    *  to redeem your shares

Premium Capital Reserve                       American Century Investments

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                                   0.45%
         Distribution and Service (12b-1) Fees            None
         Other Expenses                                   0.00%(1)
         Total Annual Fund Operating Expenses             0.45%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year       3 years       5 years         10 years
              $46          $144          $252             $566

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers,assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager for the Premium Capital Reserve team:

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages
    Premium Capital Reserve since May 1997. He joined American Century in
    February 1996 as an Investment Analyst, a position he held until May 1997.
    At that time he was promoted to Portfolio Manager. Prior to joining American
    Century, Mr. Walsh served as an Assistant Vice President and Analyst at
    First Interstate Bank, Los Angeles, California. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton
    University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $100,000. If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Capital Reserve for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Premium Capital Reserve                                        Fund Profile

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. They will be paid monthly on the last Friday of each month. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

                                   American Century Investment Services, Inc.
SH-PRF-23602   0101             (c)2001 American Century Services Corporation